Average Annual Total Returns - VictoryShares US 500 Volatility Wtd ETF	VictoryShares US 500 Volatility Wtd ETF 1 Year	VictoryShares US 500 Volatility Wtd ETF 5 Years	VictoryShares US 500 Volatility Wtd ETF Life of Fund		VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares US 500 Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund	Nasdaq Victory US Large Cap 500 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Large Cap 500 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Large Cap 500 Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	11.91%	13.29%	10.78%	[1]	11.53%	12.92%	10.42%	[1]	7.24%	10.58%	8.60%	[1]	18.40%	15.22%	12.64%	12.27%	13.69%	11.17%

[1]	Inception date is July 2, 2014.